SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2021
Disclosure of geographical areas [abstract]
SEGMENTED INFORMATION

12.	SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in two geographic segments being Canada and Greenland (note 7). The Company’s geographic segments are as follows:

 SCHEDULE OF GEOGRAPHIC SEGMENTS

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	December 31, 2020
Equipment
Canada	5	6
Greenland	7	15
Total	12	21

	June 30, 2021	December 31, 2020
Exploration and evaluation assets
Canada	2,571	2,538
Greenland	36,539	36,565
Total	39,110	39,103